13. Stock Based Compensation (Details 1) - shares	Dec. 31, 2015	Dec. 31, 2014
Stock options granted	1,140,000
Marc Sylvester [Memeber]
Stock options granted	250,000
Jay Rifkin [Member]
Stock options granted		105,000
Alan Kelley [Member]
Stock options granted	500,000
John Norris [Member]
Stock options granted	150,000
Rich Gross [Member]
Stock options granted	100,000
Chris Greenberg [Member]
Stock options granted	35,000